Related Party Transactions - Summary of Due from Affiliates, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Owl Rock Capital and Subsidiaries and Owl Rock Capital Securities LLC
Related Party Transaction [Line Items]
Due from affiliates, net		$ 92,698	$ 42,874
Affiliated Entity
Related Party Transaction [Line Items]
Due from affiliates, net	$ 147,527	92,698
Management and BDC Part I Fees [Member] | Owl Rock Capital and Subsidiaries and Owl Rock Capital Securities LLC
Related Party Transaction [Line Items]
Due from affiliates, net		78,586	32,473
Due from Owl Rock Products and Other [Member] | Owl Rock Capital and Subsidiaries and Owl Rock Capital Securities LLC
Related Party Transaction [Line Items]
Due from affiliates, net		14,112	$ 10,401
Management Fees | Affiliated Entity
Related Party Transaction [Line Items]
Due from affiliates, net	113,104	78,586
Administrative Fees | Affiliated Entity
Related Party Transaction [Line Items]
Due from affiliates, net	$ 34,423	$ 14,112